35. Management remuneration (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management Remuneration [Abstract]
Short-term benefits		R$ 23,949	R$ 22,524	R$ 23,556
Other long-term benefits	[1]	4,544	900	3,351
Share-based payments		6,343	5,379	10,230
Total compensation		R$ 34,836	R$ 28,803	R$ 37,137

[1]	The variation occurred manly due to the number of eligible employees.